Notes to the Consolidated Statement of Cash Flows - Disclosure Of Detailed Information About Cash Flow Information For Leases Explanatory (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Within operating activities	¥ (631)
Within investing activities	(1,449)
Within financing activities	¥ (23,895)